UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch            Englewood Cliffs, NJ           May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $135,757,456.3


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                    FORM 13F INFORMATION TABLE
                                                  Redwood Capital Management, LLC
                                                          March 31, 2005


COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE                      VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP                    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------               --------       -----       --------     -------   --- ----   ----------  --------  ----  ------  ----
ALTRIA GROUP INC                COM         02209S103      752,580      1,022  SH  Call   Sole        None      Sole
ARCH COAL  INC                  COM         039380100    5,376,250    125,000  SH         Sole        None      Sole
ASCENTIAL SOFTWARE CORP         COM NEW     04362P207      828,662     44,720  SH         Sole        None      Sole
ELECTRONIC DATA SYS NEW         COM         285661104      516,750     25,000  SH         Sole        None      Sole
FEDERAL NATL MTG ASSN           COM         313586109    6,806,250    125,000  SH         Sole        None      Sole
FEDERAL HOME LOAN MTG CORP      COM         313400301    3,160,000     50,000  SH         Sole        None      Sole
GAP INC DEL                     COM         364760108    2,620,800    120,000  SH         Sole        None      Sole
GUIDANT CORP                    COM         401698105    3,213,024     43,478  SH         Sole        None      Sole
HAYES LEMMERZ INTL INC          COM         420781304    1,117,662    214,935  SH         Sole        None      Sole
HOLLYWOOD ENTMT CORP            COM         436141105      658,131     49,972  SH         Sole        None      Sole
INTERNATIONAL STEEL GROUP INC   COM         460377104    9,949,142    251,877  SH         Sole        None      Sole
INTEROIL CORP                   COM         460951106      374,596     10,715  SH         Sole        None      Sole
KERR-MCGEE CORP                 COM         492386107    1,301,845     16,620  SH         Sole        None      Sole
KEY ENERGY SVCS INC             COM         492914106    7,329,972    639,056  SH         Sole        None      Sole
KNIGHT TRADING GROUP INC        COM         499063105    4,962,277    514,759  SH         Sole        None      Sole
MASSEY ENERGY CORP              COM         576206106   14,234,220    355,500  SH         Sole        None      Sole
MCDERMOTT, INTL INC             COM         580037109    6,557,352    346,400  SH         Sole        None      Sole
MCI INC                         COM         552691107    1,245,000     50,000  SH         Sole        None      Sole
MI DEV INC                   CL A SUB VTG   55304X104    1,203,325     37,900  SH         Sole        None      Sole
NEIMAN MARCUS GROUP INC         CLB         640204301    5,543,877     61,428  SH         Sole        None      Sole
NRG ENERGY  INC                 COM         629377508    6,830,000    200,000  SH         Sole        None      Sole
NTL INC DEL                     COM         62940M104    6,367,000    100,000  SH         Sole        None      Sole
RELIANT ENERGY INC              COM         75952B105      569,000     50,000  SH         Sole        None      Sole
SCO GROUP INC                   COM         78403A106      112,812     31,958  SH         Sole        None      Sole
SUNGARD DATA SYS INC            COM         867363103      177,450        390  SH  Call   Sole        None      Sole
SELECT SECTOR SPDR TR        SBI MATERIALs  81369Y100        7,150        130  SH  Call   Sole        None      Sole
SOUTHERN PERU COPPER, CORP      COM         843611104      326,271      5,883  SH         Sole        None      Sole
SPRINT CORP                     COM FON     852061100   16,366,691    719,415  SH         Sole        None      Sole
SUNGARD DATA SYS INC            COM         867363103      448,500     13,000  SH         Sole        None      Sole
SYMANTEC CORP                   COM         871503108      479,946     22,501  SH  Put    Sole        None      Sole
SYMANTEC CORP                   COM         871503108      202,390        547  SH         Sole        None      Sole
SYNAGRO TECHNOLOGIES INC        COM NEW     871562203      100,815     21,450  SH         Sole        None      Sole
TV AZTECA SADE CV               SPON ADR    901145102    3,069,885    354,900  SH         Sole        None      Sole
UNISOURCE ENERGY CORP           COM         909205106    6,194,000    200,000  SH         Sole        None      Sole
UNOCAL CORP                     COM         915289102    1,403,448     22,750  SH         Sole        None      Sole
UNITED STATES STL CORP NEW       COM        912909108    6,102,000    120,000  SH         Sole        None      Sole
USG CORP                        COM NEW     903293405    3,316,000    100,000  SH         Sole        None      Sole
VERITAS SOFTWARE CO              COM        923436109      672,289     28,953  SH         Sole        None      Sole
VERITAS SOFTWARE CO              COM        923436109        2,200         20  SH  Call   Sole        None      Sole
WALTER INDUSTRIES INC           COM         93317Q105    3,229,545     75,900  SH         Sole        None      Sole
WILLIAMS COS INC DEL            COM         969457100    1,598,850     85,000  SH         Sole        None      Sole
XCEL ENERGY INC                 COM         98389B100      429,500     25,000  SH         Sole        None      Sole




03207.0001 #569686